INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2022	2021
Deferred income tax assets
Financial instruments and other	$41	$17
Tax losses carried forward	37	43
	$78	$60
Deferred income tax liabilities
Long-lived assets	$(1,573)	$(1,646)
Net deferred income tax liabilities	$(1,495)	$(1,586)
Reflected in the statement of financial position as follows:
Deferred tax assets	$43	$52
Deferred tax liabilities	(1,538)	(1,638)
Net deferred tax liabilities	$(1,495)	$(1,586)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2022	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2022
Deferred tax assets related to non-capital losses and capital losses	$43	$(1)	$—	$(5)	$—	$37
Deferred tax liabilities related to differences in tax and book basis, net	(1,629)	80	(14)	31	—	(1,532)
Net deferred tax liabilities	$(1,586)	$79	$(14)	$26	$—	$(1,495)

		Recognized in
US$ MILLIONS	Jan. 1, 2021	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2021
Deferred tax assets related to non-capital losses and capital losses	$34	$9	$—	$—	$—	$43
Deferred tax liabilities related to differences in tax and book basis, net	(1,434)	(180)	(121)	66	40	(1,629)
Net deferred tax liabilities	$(1,400)	$(171)	$(121)	$66	$40	$(1,586)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$25	$121	$67
Cash flow hedges	(19)	—	1
Other	8
Total income tax recognized directly in other comprehensive income	$14	$121	$68

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Tax expense comprises:
Current income tax expense	$341	$234	$167
Deferred income tax expense
Origination and reversal of temporary differences	16	59	67
Change in tax rates or the imposition of new taxes	—	96	27
Deferred tax assets (recognized)/not recognized	(95)	16	8
Total income tax expense	$262	$405	$269
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$1,881	$432	$37
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	576	179	70
Change in tax rates and new legislation	—	96	27
International operations subject to different tax rates	(1)	(2)	(3)
Taxable income attributable to non-controlling interests	(2)	(4)	(5)
Portion of gains subject to different tax rates	—	(37)	—
Deferred tax assets (recognized)/not recognized	(95)	16	8
Foreign exchange	12	2	17
Non-deductible dividends on exchangeable shares	42	30	18
Non-deductible remeasurement adjustments on exchangeable and class B shares	(280)	119	136
Permanent differences and other	10	6	1
Income tax expense recognized in profit or loss	$262	$405	$269